Equity	12 Months Ended
Mar. 31, 2012
Equity

13.    Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995 representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Corporation Law provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Corporation Law provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors in case that articles of incorporation prescribe so.

On May 14, 2010, the board of directors adopted the basic policy on cancellation of treasury stock. Pursuant to this policy, all treasury stock owned by NTT as of March 31, 2010 (250,923,665 shares) would be cancelled over two fiscal years, with one-half of the treasury stock cancelled during the 2010 calendar year and the remainder of the treasury stock to be cancelled during the fiscal year ended March 31, 2012.

On November 9, 2010, the board of directors resolved that NTT will cancel 125,461,833 shares held as treasury stock and on November 15, 2010, NTT cancelled these shares. As a result of this cancellation, “Additional paid-in capital” and “Retained earnings” decreased by ¥916 million and ¥601,976 million, respectively.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011. Based on this resolution, NTT repurchased 57,513,600 shares of its common stock at ¥223,440 million on July 5, 2011 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On November 9, 2011, the board of directors resolved that NTT will cancel 125,461,832 shares held as treasury stock on November 15, 2011, and that NTT may acquire up to a total not exceeding 44 million outstanding shares of its common stock at an amount in total not exceeding ¥220 billion from November 16, 2011 through March 30, 2012. As a result of this cancellation, “Retained earnings” decreased by ¥566,551 million. NTT repurchased 41,820,600 shares of its common stock at ¥158,291 million on February 8, 2012 using ToSTNeT-3.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2012 was ¥956,919 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2012 includes amounts representing final cash dividends of ¥85,664 million, ¥70 per share, which were approved at the shareholders’ meeting held on June 22, 2012.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2010, 2011 and 2012 in accumulated other comprehensive income (loss) is shown below:

	2010	2011	2012
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥17,470	¥33,128	¥28,973
Change during the year	15,658	(4,155)	6,626

At end of year	¥33,128	¥28,973	¥35,599

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥1,613	¥686	¥(957)
Change during the year	(927)	(1,643)	(935)

At end of year	¥686	¥(957)	¥(1,892)

Foreign currency translation adjustments:
At beginning of year	¥(16,265)	¥(8,478)	¥(41,248)
Change during the year	7,787	(32,770)	(54,924)

At end of year	¥(8,478)	¥(41,248)	¥(96,172)

Pension liability adjustments:
At beginning of year	¥(344,735)	¥(214,942)	¥(290,476)
Change during the year	129,793	(75,534)	(4,902)

At end of year	¥(214,942)	¥(290,476)	¥(295,378)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(341,917)	¥(189,606)	¥(303,708)
Change during the year	152,311	(114,102)	(54,135)

At end of year	¥(189,606)	¥(303,708)	¥(357,843)

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥357	¥(520)
Less—Reclassification adjustment for realized gain included in net income	(833)	(415)

Net change in unrealized gain (loss) on derivative instruments	¥(476)	¥(935)

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)
Prior service cost arising during period, before tax	79	(173)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883
Amortization of transition obligation	184	172
Amortization of prior service cost	(26,811)	(19,601)
Other	4,332	1,362

Change of pension liability adjustments during the year, before tax	(125,091)	(10,822)

Income tax expense related to pension liability adjustments	49,557	5,920

Change of pension liability adjustments during the year, net of tax	¥(75,534)	¥(4,902)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)